Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000254885 | iShares iBonds Dec 2029 Term Corporate ETF
Holdings [Line Items]
Percent of Total Investments	20.10%
C000254885 | iShares iBonds Dec 2028 Term Corporate ETF
Holdings [Line Items]
Percent of Total Investments	20.10%
C000254885 | iShares iBonds Dec 2027 Term Corporate ETF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000254885 | iShares iBonds Dec 2026 Term Corporate ETF
Holdings [Line Items]
Percent of Total Investments	19.90%
C000254885 | iShares iBonds Dec 2025 Term Corporate ETF
Holdings [Line Items]
Percent of Total Investments	19.90%
C000254885 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	100.00%
C000254886 | iShares iBonds 2027 Term High Yield and Income ETF
Holdings [Line Items]
Percent of Total Investments	20.10%
C000254886 | iShares iBonds 2026 Term High Yield and Income ETF
Holdings [Line Items]
Percent of Total Investments	20.10%
C000254886 | iShares iBonds 2028 Term High Yield and Income ETF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000254886 | iShares iBonds 2025 Term High Yield and Income ETF
Holdings [Line Items]
Percent of Total Investments	19.90%
C000254886 | iShares iBonds 2029 Term High Yield and Income ETF
Holdings [Line Items]
Percent of Total Investments	19.90%
C000254886 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	100.00%
C000254887 | iShares iBonds Oct 2029 Term TIPS ETF
Holdings [Line Items]
Percent of Total Investments	20.20%
C000254887 | iShares iBonds Oct 2028 Term TIPS ETF
Holdings [Line Items]
Percent of Total Investments	20.20%
C000254887 | iShares iBonds Oct 2027 Term TIPS ETF
Holdings [Line Items]
Percent of Total Investments	20.10%
C000254887 | iShares iBonds Oct 2026 Term TIPS ETF
Holdings [Line Items]
Percent of Total Investments	19.90%
C000254887 | iShares iBonds Oct 2025 Term TIPS ETF
Holdings [Line Items]
Percent of Total Investments	19.60%
C000254887 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	100.00%
C000254888 | iShares iBonds Dec 2029 Term Treasury ETF
Holdings [Line Items]
Percent of Total Investments	20.20%
C000254888 | iShares iBonds Dec 2028 Term Treasury ETF
Holdings [Line Items]
Percent of Total Investments	20.20%
C000254888 | iShares iBonds Dec 2027 Term Treasury ETF
Holdings [Line Items]
Percent of Total Investments	20.00%
C000254888 | iShares iBonds Dec 2026 Term Treasury ETF
Holdings [Line Items]
Percent of Total Investments	19.90%
C000254888 | iShares iBonds Dec 2025 Term Treasury ETF
Holdings [Line Items]
Percent of Total Investments	19.70%
C000254888 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	100.00%